Interest-bearing loans and borrowings - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2021
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Proceeds from compulsory convertible preference shares		₨ 20,903
Amount of long term borrowings for which covenant could not be met	₨ 653		₨ 10,341
Embedded Derivatives | Financial liabilities at fair value through profit or loss, category
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Financial liabilities at fair value			0
Series A Compulsory Convertible Preference Shares
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Proceeds from compulsory convertible preference shares		₨ 20,903
Secured Term Loans From Bank
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met	₨ 653		3,895
Listed Senior Secured Notes | Bottom of range [member]
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Repayment terms	September 2022
Listed Senior Secured Notes | Top of range [member]
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Repayment terms	April 2027
Compulsory Convertible Preference Shares
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Borrowings, Yield percentage	15.02%
Compulsory Convertible Preference Shares | Series A Compulsory Convertible Preference Shares
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Preferred rate of dividend	0.0001%
Threshold conversion term	3 years
Secured Term Loans From Financial Institutions
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met	₨ 0		₨ 6,446